John Deere Owner Trust 2022				EXHIBIT 99.2
Statement to Certificateholders

$312,472,000 Class A-1 0.88886% Asset Backed Notes due March 15, 2023
$387,877,000 Class A-2 1.90% Asset Backed Notes due October 15, 2024
$437,682,000 Class A-3 2.32% Asset Backed Notes due September 15, 2026
$85,995,000 Class A-4 2.49% Asset Backed Notes due January 16, 2029
$31,385,598 Overcollateralization

Payment Date:				15-Sep-22

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$37,347,730.99
		per $1,000 original principal amount:		$119.52

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$37,347,730.99

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$46,590.62
			per $1,000 original principal amount:	$0.15

		(ii)	Class A-2 Notes:	$614,138.58
			per $1,000 original principal amount:	$1.58

		(iii)	Class A-3 Notes:	$846,185.20
			per $1,000 original principal amount:	$1.93

		(iv)	Class A-4 Notes:	$178,439.63
			per $1,000 original principal amount:	$2.08

		(v)	Total:	$1,685,354.03

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,008,457,556.74

	(b)	Note Value at end of related Collection Period:		$966,462,232.91

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,385,598.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$23,522,635.34
		(ii)	A-1 Note Pool Factor:	0.0752792

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$387,877,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$437,682,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$85,995,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$873,854.99
		(i) per $1,000 original principal amount:	$0.66
	(b)	Amount of Servicing Fee earned:	$873,854.99
	(c)	Amount of Servicing Fee paid:	$873,854.99
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,321,290.05

(11)	(i)	Amount in Reserve Account:	$12,554,116.00
	(ii)	Specified Reserve Account Balance:	$12,554,116.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$5,120,540.21
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.51%

(13)	(i)	Aggregate amount of net losses for the collection period:	$21,853.53
	(ii)	Cumulative amount of net losses:	$52,147.40
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,283,757.36
		(ii) % of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%